Fair Value Measurement (Tables)	12 Months Ended
Aug. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured or disclosed at fair value
		Fair value measurement or disclosure
		at August 31, 2022 using
	Total fair value at August 31, 2022	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments:
Available-for-sale	14,160	-	-	14,160
Long-term investments:
Available-for-sale	-	-	-
Total assets measured at fair value	14,160	-	-	14,160
Total assets measured at fair value in US$	2,055	-	-	2,055

Fair value measurement
Contingent consideration	-	-	-	-
Total liability measured at fair value	-	-	-	-

Total liability measured at fair value in US$	-	-	-	-

		Fair value measurement or disclosure
		at August 31, 2021 using
	Total fair value at August 31, 2021	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments:
Available-for-sale	68,575	-	-	68,575
Long-term investments:
Available-for-sale	-	-	-	-
Total assets measured at fair value	68,575	-	-	68,575
Total assets measured at fair value in US$	10,615	-	-	10,615

Fair value measurement
Contingent consideration	-	-	-	-
Total liability measured at fair value	-	-	-	-

Total liability measured at fair value in US$	-	-	-	-

Schedule of reconciliations of assets fair value hierarchy for available-for-sale investments
RMB
Balance as of August 31, 2019	1,272,178
Additions	358,256
Disposals	(547,131)
Changes in fair value	(12,422)
Accrued interest	23,628
Impairment loss	(236,625)
Balance as of August 31, 2020	857,884
Additions	64,604
Disposals	(247,617)
Changes in fair value	(3,874)
Accrued interest	3,971
Impairment loss	(614,141)
Balance as of August 31, 2021	68,575
Additions	-
Disposals	(54,415)
Changes in fair value	-
Accrued interest	-
Impairment loss	-
Balance as of August 31, 2022	14,160
Balance as of August 31, 2022, in US$	2,055